UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -------------------------

Check here if Amendment [X];  Amendment Number: 3
   This Amendment (Check only one.): [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Nikos Hecht
          --------------------------------------------------
Address:  314 S. Galena Street, Suite 300
          --------------------------------------------------
          Aspen, CO 81611
          --------------------------------------------------

Form 13F File Number:  28-12258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nikos Hecht
          --------------------------------------------------
Title:    N/A
          --------------------------------------------------
Phone:    212-698-8006
          --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Nikos Hecht                  New York, New York          November 14, 2007
---------------------------   -------------------------   ----------------------
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:               0
                                          -------------
Form 13F Information Table Entry Total:         37
                                          -------------
Form 13F Information Table Value Total:      $148,382
                                          -------------
                                           (thousands)




List of Other Included Managers:
None.


                                                           FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  --------------   --------- -------- --------------------  -----------  -------- ------------------------
                                                        VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER
NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED   NONE
--------------------------  --------------   --------- -------- ----------  --- ----  -----------  -------- ---------  -------  ----
ADVANCED MICRO DEVICES       COMMON STOCK    007903107   1650      125,000  SH           SOLE                 125,000
AMKOR TECHNOLOGIES INC       COMMON STOCK    031652100    645       56,000  SH           SOLE                  56,000
BLACKROCK DEBT STRATEGIES
 FUND INC.                   COMMON STOCK    09255R103   2367      355,356  SH           SOLE                 355,356
BLACKROCK SENIOR HIGH INC    COMMON STOCK    09255T109    477       85,000  SH           SOLE                  85,000
BLACKROCK DIVERSIFIED INC
 STRATEGIES FUND             COMMON STOCK    09255W102    827       48,425  SH           SOLE                  48,425
BLOCKBUSTER INC              COMMON STOCK    093679108    619      115,300  SH           SOLE                 115,300


                                                           FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  --------------   --------- -------- --------------------  -----------  -------- ------------------------
                                                        VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER
NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED   NONE
--------------------------  --------------   --------- -------- ----------  --- ----  -----------  -------- ---------  -------  ----
CARAUSTAR INDUSTRIES, INC    COMMON STOCK    140909102    574      128,700  SH           SOLE                 128,700
CINCINNATI BELL INC          COMMON STOCK    171871106    331       67,100  SH           SOLE                  67,100
CENTENNIAL COMMUNICATIONS
 CORP                        COMMON STOCK    15133V208   5642      557,500  SH           SOLE                 557,500
COLEY PHARMACEUTICAL
 GROUP INC                   COMMON STOCK    19388P106   3140    1,000,000  SH           SOLE               1,000,000
CONSTAR INTERNATIONAL INC    COMMON STOCK    21036U107   2753      595,906  SH           SOLE                 595,906


                                                           FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  --------------   --------- -------- --------------------  -----------  -------- ------------------------
                                                        VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER
NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED   NONE
--------------------------  --------------   --------- -------- ----------  --- ----  -----------  -------- ---------  -------  ----
COUNTRYWIDE FINANCIAL CORP   COMMON STOCK    222372904  10265        5,400  SH  CALL     SOLE                   5,400
DR HORTON INC                COMMON STOCK    23331A109    217       16,950  SH           SOLE                  16,950
DEAN FOODS COMPANY           COMMON STOCK    242370104    409       16,000  SH           SOLE                  16,000
DEL MONTE FOODS COMPANY      COMMON STOCK    24522P103    310       29,550  SH           SOLE                  29,550
FIBER TOWER                  COMMON STOCK    31567R100  55779   14,525,839  SH           SOLE              14,525,839
GRAPHIC PACKAGING CORP       COMMON STOCK    388688103    703      155,500  SH           SOLE                 155,500
HAYES LEMMERZ INTL INC       COMMON STOCK    420781304  30590    7,353,318  SH           SOLE               7,353,318


                                                           FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  --------------   --------- -------- --------------------  -----------  -------- ------------------------
                                                        VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER
NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED   NONE
--------------------------  --------------   --------- -------- ----------  --- ----  -----------  -------- ---------  -------  ----
HEALTHSOUTH CORPORATION      COMMON STOCK    421924309    397       22,700  SH           SOLE                  22,700
KB HOME                      COMMON STOCK    48666K109    383       15,300  SH           SOLE                  15,300
LANDRY'S RESTAURANTS INC     COMMON STOCK    51508L103    675       25,500  SH           SOLE                  25,500
LEVEL 3 COMMUNICATIONS INC   COMMON STOCK    52729N100    332       71,500  SH           SOLE                  71,500
LUMINENT MORTGAGE
 CAPITAL INC                 COMMON STOCK    550278303   2974    1,781,040  SH           SOLE               1,781,040


                                                           FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  --------------   --------- -------- --------------------  -----------  -------- ------------------------
                                                        VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER
NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED   NONE
--------------------------  --------------   --------- -------- ----------  --- ----  -----------  -------- ---------  -------  ----
NEOPHARM INC                 COMMON STOCK    640919106   1867    1,886,000  SH           SOLE               1,886,000
NEXSTAR BROADCASTING
 GROUP INC                   COMMON STOCK    65336K103   1681      160,240  SH           SOLE                 160,240
NUVELO INC                   COMMON STOCK    67072M301   6454    3,148,400  SH           SOLE               3,148,400
QWEST COMMUNICATIONS INC     COMMON STOCK    749121109    233       25,400  SH           SOLE                  25,400
RADIO ONE INC                COMMON STOCK    75040P405    373      100,000  SH           SOLE                 100,000
REVLON INC                   COMMON STOCK    761525500    197      171,700  SH           SOLE                 171,700


                                                           FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  --------------   --------- -------- --------------------  -----------  -------- ------------------------
                                                        VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER
NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED   NONE
--------------------------  --------------   --------- -------- ----------  --- ----  -----------  -------- ---------  -------  ----
SALLY BEAUTY COMPANY, INC    COMMON STOCK    79546E104    127       15,000  SH           SOLE                  15,000
SIX FLAGS INC                COMMON STOCK    83001P109   1277      369,100  SH           SOLE                 369,100
SOLECTRON CORP               CONV NOTE       834182AT4   4830    4,900,000  SH           SOLE               4,900,000
SPECTRUM BRANDS INC          COMMON STOCK    84762L105    535       92,300  SH           SOLE                  92,300
TELIK INC                    COMMON STOCK    87959M109   7014    2,410,200  SH           SOLE               2,410,200
WARNER MUSIC GROUP           COMMON STOCK    934550104    198       19,600  SH           SOLE                  19,600
XM SATELLITE RADIO
 HOLDINGS INC                COMMON STOCK    983759101    276       19,500  SH           SOLE                  19,500
YOUNG BROADCASTING INC       COMMON STOCK    987434107   1258      566,700  SH           SOLE                 566,700